CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Jun. 04, 2013	$ 0	$ 0	$ 0	$ 0
Beginning Balances, Shares at Jun. 04, 2013	0	0
Common stock issued for cash at $0.001 per share, June 30, 2013, Shares		12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Amount		12,400		12,400
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Shares		707,000
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Amount		707,000		707,000
Recapitalization on August 14, 2013, Shares		9,724,000
Recapitalization on August 14, 2013, Amount		(10,663)		(10,663)
Purchase and cancellation of shares of common stock on August 14, 2013, Shares		(8,000,000)
Purchase and cancellation of shares of common stock on August 14, 2013, Amount		(100,000)		(100,000)
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Shares		266,000
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Amount		266,000		266,000
Common stock issued for services December 9, 2013		40,000
Common stock issued for services December 9, 2013		40,000		40,000
Discount on convertible notes		289,811		289,811
Loss on sale of mapping business to related party		(452)		(452)
Net loss for the year ended December 31, 2013			(710,962)	(710,962)
Ending Balance, Amount at Dec. 31, 2013	$ 0	$ 1,204,096	$ (710,962)	$ 493,134
Ending Balance, Shares at Dec. 31, 2013	0	15,137,200